CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) - $ / shares	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2016	Nov. 30, 2016	Dec. 31, 2017	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY [Abstract]
Common stock - dividends paid	$ 0.05	$ 0.08	$ 0.05	$ 0.06
Issuance of common shares				2,626,357